SEGMENT REPORTING (Depreciation and Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Depreciation	$ 19,748	$ 13,644	$ 14,885
Amortization	81	46	46
Total depreciation and amortization	19,829	13,690	14,931
Private Equity Funds [Member]
Segment Reporting Information [Line Items]
Depreciation	1,585	1,525	1,868
Amortization	0	0	0
Total depreciation and amortization	1,585	1,525	1,868
Permanent Capital Vehicle [Member]
Segment Reporting Information [Line Items]
Depreciation	851	606	484
Amortization	0	0	0
Total depreciation and amortization	851	606	484
Liquid Hedge Funds [Member]
Segment Reporting Information [Line Items]
Depreciation	7,436	2,223	2,218
Amortization	0	0	0
Total depreciation and amortization	7,436	2,223	2,218
Credit Hedge Funds [Member]
Segment Reporting Information [Line Items]
Depreciation	5,462	5,557	5,996
Amortization	0	0	0
Total depreciation and amortization	5,462	5,557	5,996
Credit PE Funds [Member]
Segment Reporting Information [Line Items]
Depreciation	1,125	422	386
Amortization	0	0	0
Total depreciation and amortization	1,125	422	386
Logan Circle [Member]
Segment Reporting Information [Line Items]
Depreciation	334	271	329
Amortization	81	46	46
Total depreciation and amortization	415	317	375
Unallocated [Member]
Segment Reporting Information [Line Items]
Depreciation	2,955	3,040	3,604
Amortization	0	0	0
Total depreciation and amortization	$ 2,955	$ 3,040	$ 3,604